                 PROSPECTUS SUPPLEMENT DATED MARCH 2, 2007*

PRODUCT NAME                                                       PROSPECTUS FORM #          DATE
--------------------------------------------------------------------------------------------------------
RIVERSOURCE SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE          S-6202 J                   01/02/07

Effective Dec. 1, 2006, the following funds listed below changed their investment strategy to a quantitative approach as well as their name:

--------------------------------------------------------------------------------------------------------
OLD FUND NAME                                           NEW FUND NAME
--------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Mid-Cap Growth Portfolio          Credit Suisse Trust - Mid-Cap Core Portfolio
--------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small-Cap Growth Portfolio        Credit Suisse Trust - Small Cap Core I Portfolio
--------------------------------------------------------------------------------------------------------

The following information will replace the current fund description in the table under "The Variable Account and the Funds" section of the prospectus:

--------------------------------------------------------------------------------------------------------
FUND NAME                            INVESTMENT OBJECTIVE AND          INVESTMENT ADVISOR
                                     POLICIES
--------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Mid-Cap Core   Maximum capital appreciation.     Credit Suisse Asset Management,
Portfolio (previously Credit         Invests in equity securities of   LLC
Suisse Trust - Mid-Cap Growth        "mid-cap" companies with
Portfolio)*                          characteristics such as
                                     positive earnings.
--------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small Cap      Capital appreciation. Invests     Credit Suisse Asset Management,
Core I Portfolio (previously         in equity securities of small     LLC
Credit Suisse Trust - Small-Cap      U.S. companies which are either
Growth Portfolio)*                   developing or older companies
                                     or are providing products or
                                     services with a high-unit
                                     volume rate.
--------------------------------------------------------------------------------------------------------

* On Dec. 1, 2006, Credit Suisse Trust Mid-Cap Growth Portfolio changed its name to Credit Suisse Mid-Cap Core Portfolio and Credit Suisse Trust -
Small-Cap Growth Portfolio changed its name to Credit Suisse Trust - Small
Cap Core I Portfolio.



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
S-6202-9 A (3/07)

* Destroy date: May 1, 2007.